Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2015
Goodwill and Other Intangible Assets [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
U.S. $ in millions
Goodwill as of December 31, 2014	$1,323.5
Goodwill impairment charges	(150.4)
Goodwill acquired	1.0
Translation differences	(3.0)
Goodwill as of March 31, 2015	$1,171.1

Schedule of Other Intangible Assets
	March 31, 2015				December 31, 2014
	Gross		Accumulated	Net	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Book	Carrying	Accumulated	Impairment	Book
	Amount	Amortization	Loss	Value	Amount	Amortization	Loss	Value
	U.S. $ in thousands
Developed technology	$512,502	$(124,625)	$(41,418)	$346,459	$512,402	$(109,816)	$(11,636)	$390,950
Patents	15,446	(8,554)	-	6,892	15,209	(8,136)	-	7,073
Trademarks and trade names	60,066	(10,958)	-	49,108	60,046	(9,519)	-	50,527
Customer relationships	149,194	(30,585)	(13,423)	105,186	148,338	(26,219)	-	122,119
Non-compete agreements	10,843	(4,638)	-	6,205	10,843	(3,952)	-	6,891
Capitalized software development costs	17,482	(14,710)	-	2,772	17,290	(14,423)	-	2,867
In process research and development	20,679	-	(3,000)	17,679	20,476	-	(3,000)	17,476
	$786,212	$(194,070)	$(57,841)	$534,301	784,604	$(172,065)	$(14,636)	$597,903

Schedule of Estimated Amortization Expense Relating to Intangible Assets
U.S. $ in thousands
Remainning 9 months of 2015	$58,138
2016	75,852
2017	74,049
2018	71,096
2019	69,966
Thereafter	167,521
Total	$516,622